Intangible Assets	9 Months Ended
Sep. 30, 2025
Disclosure Of Intangible Assets [Line Items]
Intangible Assets

19. Intangible assets

Intangible assets of the Group correspond to acquired software, capitalized expenses related to internally generated software and acquired merchant agreements, and are stated at cost less accumulated amortization.

	September 30, 2025			December 31, 2024
At January 1,	Internally generated software	Acquired intangible assets	Total	Internally generated software	Acquired intangible assets	Total
Cost	60,255	41,034	101,289	40,446	39,901	80,347
Accumulated amortization	(30,096)	(7,875)	(37,971)	(16,683)	(5,777)	(22,460)
Opening book value as of January 1	30,159	33,159	63,318	23,763	34,124	57,887
Additions (i)	23,175	440	23,615	19,809	1,133	20,942
Amortization of the year	(13,553)	(1,626)	(15,179)	(13,413)	(2,098)	(15,511)
Total as of period end	39,781	31,973	71,754	30,159	33,159	63,318
Cost	83,430	41,474	124,904	60,255	41,034	101,289
Accumulated amortization	(43,649)	(9,501)	(53,150)	(30,096)	(7,875)	(37,971)

(i) The additions of internally generated software for the nine months ended September 30, 2025 include USD 23,175 related to capitalized salaries and wages (USD 14,130 as of September 30, 2024).

As of September 30, 2025, and December 31, 2024 no indicator of impairment related to intangible assets existed, so the Group did not perform an impairment test.